As filed with the Securities and Exchange Commission on April 7, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2014 – February 28, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report

(Unaudited)

February 28, 2015

Dividend Plus+ Income Fund

Managed By MAI Capital Management, LLC

TABLE OF CONTENTS

Schedule of Investments	1
Schedule of Call and Put Options Written	2
Notes to Schedules of Investments and Call and Put Options Written	7
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Additional Information	18

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2015

Shares	Security Description	Value

Common Stock - 49.0%
Communications - 1.4%
30,000	Verizon Communications, Inc. (a)(b)	$1,483,500

Consumer Discretionary - 5.9%
30,200	Ford Motor Co. (a)(b)	493,468
13,400	Macy's, Inc. (a)(b)	853,848
4,800	McDonald's Corp. (a)(b)	474,720
13,900	Starbucks Corp. (a)(b)	1,299,441
9,500	The Home Depot, Inc. (a)(b)	1,090,125
4,200	The Walt Disney Co. (a)(b)	437,136
10,000	Time Warner Cable, Inc. (a)(b)	1,540,500
		6,189,238
Consumer Staples – 5.2%
3,200	CVS Health Corp. (a)(b)	332,384
11,400	Diageo PLC, ADR (a)(b)	1,354,890
12,700	Mondelez International, Inc., Class A (a)(b)	469,075
18,900	PepsiCo, Inc. (a)(b)	1,870,722
17,200	The Procter & Gamble Co. (a)(b)	1,464,236
		5,491,307
Energy - 4.5%
12,700	Chevron Corp. (a)(b)	1,354,836
8,700	Occidental Petroleum Corp. (a)(b)	677,556
11,400	Schlumberger, Ltd. (a)(b)	959,424
32,100	The Williams Cos., Inc. (a)(b)	1,574,184
2,700	TransCanada Corp.	118,341
		4,684,341
Financials - 7.6%
10,200	ACE, Ltd. (a)(b)	1,162,902
26,700	Bank of America Corp. (a)(b)	422,127
30,000	JPMorgan Chase & Co. (a)(b)	1,838,400
19,400	MetLife, Inc. (a)(b)	986,102
69,800	NorthStar Realty Finance Corp. REIT (a)(b)	1,341,556
31,200	The Blackstone Group LP (a)(b)	1,168,752
10,900	The Chubb Corp. (a)(b)	1,094,905
		8,014,744
Health Care – 9.3%
28,100	Abbott Laboratories (a)(b)	1,331,097
11,400	Amgen, Inc. (a)(b)	1,798,008
7,300	Cardinal Health, Inc. (a)(b)	642,327
19,300	Johnson & Johnson (a)(b)	1,978,443
20,126	Medtronic PLC (a)(b)	1,561,561
35,600	Pfizer, Inc. (a)(b)	1,221,792
10,600	UnitedHealth Group, Inc. (a)(b)	1,204,478
		9,737,706

Industrials - 8.1%
67,300	General Electric Co. (a)(b)	1,749,127
11,300	Honeywell International, Inc. (a)(b)	1,161,414
12,400	Raytheon Co. (a)(b)	1,348,748
7,900	The Boeing Co. (a)(b)	1,191,715
6,000	United Parcel Service, Inc., Class B (a)(b)	610,380
11,400	United Technologies Corp. (a)(b)	1,389,774
4,200	WW Grainger, Inc. (a)(b)	995,022
		8,446,180
Information Technology - 5.4%
28,300	Altera Corp. (a)(b)	1,047,383
57,100	EMC Corp. (a)(b)	1,652,474
19,500	Intel Corp. (a)(b)	648,375
17,700	QUALCOMM, Inc. (a)(b)	1,283,427
23,600	Xilinx, Inc. (a)(b)	999,932
		5,631,591
Materials - 1.6%
7,500	E.I. du Pont de Nemours & Co. (a)(b)	583,875
19,200	International Paper Co. (a)(b)	1,083,072
		1,666,947

Total Common Stock (Cost $51,236,508)	51,345,554

Money Market Fund - 52.8%
55,271,659	Fidelity Institutional Cash Money Market Fund, 0.07% (c) (Cost $55,271,659)	55,271,659

Total Investments - 101.8% (Cost $106,508,167)*	$106,617,213

Total Written Options - (0.9)% (Premiums Received $(985,051))*	(906,677)
Other Assets & Liabilities, Net – (0.9)%	(912,956)
Net Assets – 100.0%	$104,797,580

See Notes to Financial Statements.	1

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.9)%

Call Options Written - (0.7)%
(40)	Abbott Laboratories	$48.00	03/15	$(1,800)
(136)	Abbott Laboratories	47.00	03/15	(13,056)
(52)	Abbott Laboratories	46.00	03/15	(8,762)
(26)	Abbott Laboratories	49.00	04/15	(1,196)
(44)	ACE, Ltd.	115.00	03/15	(4,180)
(26)	ACE, Ltd.	110.00	03/15	(11,830)
(18)	ACE, Ltd.	115.00	04/15	(3,060)
(26)	Altera Corp.	38.00	03/15	(650)
(91)	Altera Corp.	37.00	03/15	(6,188)
(26)	Altera Corp.	35.00	03/15	(5,655)
(26)	Altera Corp.	38.00	04/15	(1,690)
(26)	Altera Corp.	37.00	04/15	(2,925)
(26)	Amgen, Inc.	170.00	03/15	(416)
(16)	Amgen, Inc.	165.00	03/15	(928)
(49)	Amgen, Inc.	165.00	04/15	(9,506)
(25)	Bank of America Corp.	16.50	03/15	(75)
(26)	Bank of America Corp.	15.50	03/15	(1,352)
(25)	Bank of America Corp.	17.00	03/15	(175)
(64)	Bank of America Corp.	16.00	03/15	(1,984)
(26)	Bank of America Corp.	16.00	03/15	(884)
(31)	Bank of America Corp.	18.00	04/15	(124)
(42)	Cardinal Health, Inc.	87.50	03/15	(6,930)
(31)	Cardinal Health, Inc.	85.00	03/15	(11,160)
(14)	Chevron Corp.	113.00	03/15	(14)
(16)	Chevron Corp.	115.00	03/15	(176)
(26)	Chevron Corp.	110.00	03/15	(2,054)
(19)	Chevron Corp.	114.00	03/15	(570)
(16)	Chevron Corp.	112.00	04/15	(1,272)
(16)	CVS Health Corp.	105.00	03/15	(1,760)
(16)	CVS Health Corp.	102.00	04/15	(4,816)
(13)	Diageo PLC, ADR	125.00	03/15	(260)
(21)	Diageo PLC, ADR	120.00	03/15	(2,583)
(39)	Diageo PLC, ADR	120.00	04/15	(9,438)
(16)	Diageo PLC, ADR	115.00	04/15	(8,560)
(13)	E.I. du Pont de Nemours & Co.	74.00	03/15	(5,102)
(31)	E.I. du Pont de Nemours & Co.	77.50	03/15	(3,844)
(16)	E.I. du Pont de Nemours & Co.	75.00	04/15	(5,400)
(15)	E.I. du Pont de Nemours & Co.	80.00	04/15	(1,290)
(156)	EMC Corp.	30.00	03/15	(2,496)
(21)	EMC Corp.	28.00	03/15	(2,436)
(21)	EMC Corp.	27.00	03/15	(4,725)
(53)	EMC Corp.	29.50	03/15	(2,014)
(39)	EMC Corp.	29.00	03/15	(2,243)
(104)	EMC Corp.	30.00	04/15	(3,536)
(39)	EMC Corp.	29.00	04/15	(2,886)
(26)	Ford Motor Co.	15.00	03/15	(3,471)
(95)	Ford Motor Co.	16.00	03/15	(4,370)
(18)	Ford Motor Co.	15.00	03/15	(2,520)
(26)	Ford Motor Co.	14.00	03/15	(6,110)

(46)	Ford Motor Co.	16.50	03/15	(1,058)
(39)	Ford Motor Co.	16.00	03/15	(2,028)
(27)	Ford Motor Co.	16.50	04/15	(756)
(25)	Ford Motor Co.	17.00	04/15	(425)
(190)	General Electric Co.	25.00	03/15	(20,520)
(91)	General Electric Co.	25.50	03/15	(7,098)
(53)	General Electric Co.	25.50	04/15	(4,054)
(39)	General Electric Co.	26.50	04/15	(1,248)
(109)	General Electric Co.	26.00	04/15	(6,867)
(27)	Honeywell International, Inc.	105.00	03/15	(1,539)
(52)	Honeywell International, Inc.	105.00	04/15	(6,760)
(26)	Intel Corp.	34.00	03/15	(572)
(26)	Intel Corp.	38.00	03/15	(26)
(18)	Intel Corp.	35.00	03/15	(216)
(21)	Intel Corp.	34.00	03/15	(693)
(16)	Intel Corp.	34.50	03/15	(416)
(32)	Intel Corp.	36.00	04/15	(896)
(21)	Intel Corp.	35.00	04/15	(1,029)
(39)	International Paper Co.	57.50	03/15	(2,867)
(52)	International Paper Co.	59.50	03/15	(1,794)
(47)	International Paper Co.	57.00	03/15	(5,146)
(21)	International Paper Co.	59.50	04/15	(914)
(16)	International Paper Co.	60.00	04/15	(784)
(18)	Johnson & Johnson	103.00	03/15	(1,368)
(26)	Johnson & Johnson	105.00	03/15	(884)
(18)	Johnson & Johnson	102.00	03/15	(3,420)
(26)	Johnson & Johnson	102.00	04/15	(5,330)
(21)	Johnson & Johnson	105.00	04/15	(1,743)
(65)	JPMorgan Chase & Co.	60.00	03/15	(12,187)
(26)	JPMorgan Chase & Co.	57.50	03/15	(10,400)
(39)	JPMorgan Chase & Co.	61.00	03/15	(6,747)
(26)	JPMorgan Chase & Co.	62.50	04/15	(2,041)
(26)	JPMorgan Chase & Co.	62.50	04/15	(2,665)
(37)	Macy's, Inc.	67.50	03/15	(407)
(18)	Macy's, Inc.	65.00	03/15	(900)
(39)	Macy's, Inc.	67.50	04/15	(1,560)
(11)	McDonald's Corp.	95.00	03/15	(4,895)
(27)	McDonald's Corp.	97.50	04/15	(9,153)
(20)	Medtronic PLC	78.00	03/15	(940)
(48)	Medtronic PLC	80.00	03/15	(1,632)
(26)	Medtronic PLC	77.50	03/15	(3,289)
(39)	Medtronic PLC	75.00	03/15	(11,895)
(23)	Medtronic PLC	80.00	03/15	(1,265)
(30)	Medtronic PLC	80.00	04/15	(2,250)
(63)	MetLife, Inc.	52.50	03/15	(2,142)
(25)	MetLife, Inc.	53.00	03/15	(900)
(26)	MetLife, Inc.	53.00	04/15	(1,144)
(26)	MetLife, Inc.	52.50	04/15	(2,184)

See Notes to Financial Statements.	2

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

(21)	Mondelez International, Inc., Class A	$40.00	03/15	$(63)
(39)	Mondelez International, Inc., Class A	36.00	03/15	(4,446)
(39)	Mondelez International, Inc., Class A	38.00	04/15	(1,560)
(84)	NorthStar Realty Finance Corp. REIT	20.00	03/15	(84)
(280)	NorthStar Realty Finance Corp. REIT	19.00	03/15	(8,400)
(105)	NorthStar Realty Finance Corp. REIT	19.00	04/15	(3,938)
(20)	Occidental Petroleum Corp.	85.00	03/15	(20)
(10)	Occidental Petroleum Corp.	82.50	03/15	(85)
(17)	Occidental Petroleum Corp.	82.00	03/15	(204)
(26)	Occidental Petroleum Corp.	85.00	03/15	(169)
(39)	PepsiCo, Inc.	100.00	03/15	(2,301)
(52)	PepsiCo, Inc.	100.00	03/15	(4,498)
(26)	PepsiCo, Inc.	100.00	04/15	(2,509)
(21)	Pfizer, Inc.	33.00	03/15	(2,940)
(70)	Pfizer, Inc.	34.50	03/15	(2,730)
(74)	Pfizer, Inc.	34.00	03/15	(4,773)
(46)	Pfizer, Inc.	35.00	04/15	(1,978)
(145)	Pfizer, Inc.	34.00	04/15	(13,340)
(39)	QUALCOMM, Inc.	77.50	03/15	(468)
(21)	QUALCOMM, Inc.	72.00	03/15	(3,339)
(52)	QUALCOMM, Inc.	72.50	04/15	(8,944)
(25)	Raytheon Co.	110.00	03/15	(2,525)
(21)	Raytheon Co.	110.00	04/15	(3,539)
(36)	Schlumberger, Ltd.	90.00	03/15	(792)
(15)	Schlumberger, Ltd.	87.50	03/15	(930)
(21)	Schlumberger, Ltd.	85.00	03/15	(3,108)
(19)	Schlumberger, Ltd.	90.00	04/15	(1,691)
(16)	Starbucks Corp.	92.50	03/15	(3,192)
(44)	Starbucks Corp.	90.00	03/15	(17,116)
(16)	Starbucks Corp.	87.50	03/15	(10,000)
(26)	Starbucks Corp.	85.00	03/15	(23,036)
(18)	Starbucks Corp.	95.00	04/15	(2,826)
(65)	The Blackstone Group LP	38.50	03/15	(975)
(15)	The Blackstone Group LP	38.00	03/15	(465)
(53)	The Blackstone Group LP	37.50	03/15	(2,756)
(30)	The Blackstone Group LP	37.00	03/15	(2,535)
(100)	The Blackstone Group LP	37.00	03/15	(10,000)
(46)	The Blackstone Group LP	39.00	04/15	(2,530)
(34)	The Boeing Co.	150.00	03/15	(10,030)
(13)	The Boeing Co.	140.00	03/15	(14,625)
(15)	The Boeing Co.	160.00	04/15	(1,320)
(16)	The Boeing Co.	155.00	04/15	(3,360)
(26)	The Chubb Corp.	105.00	03/15	(195)

(73)	The Chubb Corp.	100.00	03/15	(8,760)
(28)	The Home Depot, Inc.	115.00	03/15	(4,060)
(44)	The Home Depot, Inc.	110.00	03/15	(22,000)
(21)	The Home Depot, Inc.	115.00	04/15	(5,166)
(42)	The Procter & Gamble Co.	92.50	03/15	(42)
(26)	The Procter & Gamble Co.	86.00	04/15	(2,132)
(26)	The Procter & Gamble Co.	87.50	04/15	(1,274)
(13)	The Walt Disney Co.	97.50	03/15	(8,905)
(29)	The Walt Disney Co.	105.00	04/15	(5,829)
(26)	The Williams Cos., Inc.	52.50	03/15	(260)
(52)	The Williams Cos., Inc.	48.00	03/15	(8,034)
(39)	The Williams Cos., Inc.	47.00	03/15	(8,580)
(43)	The Williams Cos., Inc.	52.00	03/15	(1,118)
(39)	The Williams Cos., Inc.	51.00	04/15	(1,677)
(40)	The Williams Cos., Inc.	52.50	04/15	(1,360)
(26)	Time Warner Cable, Inc.	160.00	03/15	(1,820)
(26)	Time Warner Cable, Inc.	155.00	03/15	(6,890)
(16)	Time Warner Cable, Inc.	165.00	04/15	(3,120)
(18)	Time Warner Cable, Inc.	160.00	04/15	(7,200)
(27)	TransCanada Corp.	45.00	03/15	(1,296)
(14)	United Parcel Service, Inc., Class B	103.00	03/15	(1,078)
(14)	United Parcel Service, Inc., Class B	105.00	04/15	(1,190)
(13)	United Technologies Corp.	120.00	03/15	(3,790)
(8)	United Technologies Corp.	124.00	03/15	(784)
(38)	United Technologies Corp.	121.00	03/15	(9,614)
(44)	United Technologies Corp.	120.00	03/15	(14,190)
(15)	UnitedHealth Group, Inc.	108.00	03/15	(9,150)
(16)	UnitedHealth Group, Inc.	115.00	03/15	(2,016)
(25)	UnitedHealth Group, Inc.	105.00	03/15	(22,750)
(15)	UnitedHealth Group, Inc.	110.00	04/15	(7,387)
(22)	UnitedHealth Group, Inc.	115.00	04/15	(5,907)
(39)	Verizon Communications, Inc.	50.00	03/15	(1,404)

See Notes to Financial Statements.	3

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

(65)	Verizon Communications, Inc.	$49.00	03/15	$(5,850)
(39)	Verizon Communications, Inc.	50.50	03/15	(1,131)
(65)	Verizon Communications, Inc.	50.00	04/15	(3,900)
(13)	WW Grainger, Inc.	240.00	04/15	(7,280)
(26)	Xilinx, Inc.	46.00	03/15	(65)
(52)	Xilinx, Inc.	45.00	03/15	(390)
(52)	Xilinx, Inc.	43.00	04/15	(4,706)

Total Call Options Written (Premiums Received $(576,005))	(723,959)

Put Options Written - (0.2)%
(59)	Abbott Laboratories	45.00	03/15	(885)
(26)	Abbott Laboratories	43.00	03/15	(182)
(21)	Abbott Laboratories	42.00	03/15	(105)
(52)	Abbott Laboratories	41.00	03/15	(234)
(39)	Abbott Laboratories	44.00	04/15	(1,267)
(34)	ACE, Ltd.	110.00	03/15	(850)
(26)	ACE, Ltd.	105.00	03/15	(26)
(21)	ACE, Ltd.	110.00	04/15	(2,205)
(26)	Altera Corp.	34.00	03/15	(260)
(51)	Altera Corp.	32.00	03/15	(51)
(21)	Altera Corp.	31.00	03/15	(21)
(39)	Altera Corp.	30.00	03/15	(39)
(26)	Altera Corp.	34.00	04/15	(650)
(26)	Altera Corp.	33.00	04/15	(520)
(16)	Amgen, Inc.	138.00	03/15	(16)
(37)	Amgen, Inc.	135.00	03/15	(333)
(16)	Amgen, Inc.	140.00	03/15	(488)
(16)	Amgen, Inc.	143.00	04/15	(872)
(26)	Bank of America Corp.	16.00	03/15	(1,404)
(26)	Bank of America Corp.	15.00	03/15	(364)
(31)	Bank of America Corp.	14.00	03/15	(93)
(39)	Bank of America Corp.	16.00	03/15	(2,184)
(65)	Bank of America Corp.	15.50	03/15	(1,950)
(91)	Bank of America Corp.	15.00	04/15	(2,457)
(21)	Cardinal Health, Inc.	80.00	03/15	(368)
(18)	Cardinal Health, Inc.	77.50	03/15	(18)
(18)	Cardinal Health, Inc.	75.00	03/15	(18)
(16)	Cardinal Health, Inc.	85.00	04/15	(1,960)
(16)	Cardinal Health, Inc.	82.50	04/15	(1,200)
(16)	Chevron Corp.	110.00	03/15	(6,448)
(12)	Chevron Corp.	100.00	03/15	(564)
(26)	Chevron Corp.	90.00	03/15	(130)
(19)	Chevron Corp.	99.00	03/15	(1,026)
(16)	Chevron Corp.	99.00	04/15	(1,056)
(16)	CVS Health Corp.	95.00	03/15	(128)
(21)	CVS Health Corp.	95.00	03/15	(294)
(16)	CVS Health Corp.	99.00	04/15	(712)
(16)	Diageo PLC, ADR	110.00	03/15	(240)
(16)	Diageo PLC, ADR	105.00	03/15	(16)

(39)	Diageo PLC, ADR	110.00	04/15	(2,145)
(18)	E.I. du Pont de Nemours & Co.	75.00	03/15	(486)
(21)	E.I. du Pont de Nemours & Co.	72.50	03/15	(273)
(34)	E.I. du Pont de Nemours & Co.	67.50	03/15	(204)
(16)	E.I. du Pont de Nemours & Co.	72.50	04/15	(472)
(17)	EMC Corp.	27.00	03/15	(153)
(46)	EMC Corp.	26.00	03/15	(184)
(78)	EMC Corp.	25.00	03/15	(78)
(21)	EMC Corp.	23.00	03/15	(21)
(53)	EMC Corp.	26.50	03/15	(504)
(39)	EMC Corp.	25.50	03/15	(176)
(52)	EMC Corp.	27.00	04/15	(1,326)
(27)	EMC Corp.	26.00	04/15	(378)
(39)	EMC Corp.	24.00	04/15	(254)
(26)	Ford Motor Co.	13.50	03/15	(26)
(32)	Ford Motor Co.	16.00	03/15	(448)
(26)	Ford Motor Co.	15.00	03/15	(78)
(26)	Ford Motor Co.	13.00	03/15	(26)
(39)	Ford Motor Co.	15.50	03/15	(293)
(52)	Ford Motor Co.	15.00	03/15	(260)
(39)	Ford Motor Co.	15.00	04/15	(312)
(119)	General Electric Co.	24.00	03/15	(357)
(25)	General Electric Co.	23.00	03/15	(50)
(65)	General Electric Co.	22.00	03/15	(65)
(53)	General Electric Co.	24.00	04/15	(318)
(52)	General Electric Co.	24.00	04/15	(676)
(39)	General Electric Co.	23.00	04/15	(273)
(21)	Honeywell International, Inc.	100.00	03/15	(1,134)
(16)	Honeywell International, Inc.	97.50	03/15	(432)
(16)	Honeywell International, Inc.	92.50	03/15	(160)
(21)	Honeywell International, Inc.	90.00	03/15	(147)
(21)	Honeywell International, Inc.	87.50	03/15	(147)
(18)	Honeywell International, Inc.	97.50	04/15	(1,494)
(20)	Intel Corp.	33.00	03/15	(1,060)
(26)	Intel Corp.	32.00	03/15	(598)
(26)	Intel Corp.	31.00	03/15	(286)
(21)	Intel Corp.	32.50	03/15	(945)
(27)	Intel Corp.	31.00	04/15	(1,134)
(21)	Intel Corp.	30.00	04/15	(588)
(39)	International Paper Co.	50.00	03/15	(429)
(26)	International Paper Co.	52.00	03/15	(715)
(21)	International Paper Co.	53.00	04/15	(955)
(42)	International Paper Co.	52.50	04/15	(2,100)
(18)	Johnson & Johnson	101.00	03/15	(342)
(12)	Johnson & Johnson	97.50	03/15	(180)
(26)	Johnson & Johnson	95.00	03/15	(208)
(41)	Johnson & Johnson	97.00	03/15	(595)
(16)	Johnson & Johnson	93.50	03/15	(16)

See Notes to Financial Statements.	4

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

(21)	Johnson & Johnson	$92.50	04/15	$(441)
(26)	JPMorgan Chase & Co.	55.00	03/15	(208)
(24)	JPMorgan Chase & Co.	52.50	03/15	(120)
(52)	JPMorgan Chase & Co.	50.00	03/15	(104)
(39)	JPMorgan Chase & Co.	57.00	03/15	(994)
(26)	JPMorgan Chase & Co.	56.00	04/15	(624)
(26)	JPMorgan Chase & Co.	55.00	04/15	(910)
(39)	Macy's, Inc.	60.00	03/15	(897)
(21)	Macy's, Inc.	55.00	03/15	(42)
(39)	Macy's, Inc.	57.50	04/15	(1,170)
(13)	McDonald's Corp.	90.00	03/15	(169)
(26)	McDonald's Corp.	91.00	03/15	(663)
(18)	McDonald's Corp.	90.00	04/15	(648)
(26)	Medtronic PLC	75.00	03/15	(1,014)
(39)	Medtronic PLC	70.00	03/15	(312)
(39)	Medtronic PLC	67.50	03/15	(273)
(21)	Medtronic PLC	75.00	03/15	(1,333)
(26)	Medtronic PLC	75.00	04/15	(2,730)
(25)	MetLife, Inc.	47.00	03/15	(300)
(21)	MetLife, Inc.	45.00	03/15	(210)
(47)	MetLife, Inc.	43.00	03/15	(306)
(25)	MetLife, Inc.	46.00	03/15	(413)
(26)	MetLife, Inc.	47.00	04/15	(910)
(21)	Mondelez International, Inc., Class A	36.00	03/15	(525)
(20)	Mondelez International, Inc., Class A	34.00	03/15	(100)
(21)	Mondelez International, Inc., Class A	33.00	03/15	(21)
(39)	Mondelez International, Inc., Class A	35.00	04/15	(1,150)
(39)	NorthStar Realty Finance Corp. REIT	22.50	03/15	(682)
(78)	NorthStar Realty Finance Corp. REIT	18.00	03/15	(1,170)
(235)	NorthStar Realty Finance Corp. REIT	17.00	03/15	(235)
(52)	NorthStar Realty Finance Corp. REIT	16.00	03/15	(52)
(39)	NorthStar Realty Finance Corp. REIT	22.50	04/15	(1,462)
(105)	NorthStar Realty Finance Corp. REIT	17.00	04/15	(1,575)
(39)	Occidental Petroleum Corp.	65.00	03/15	(332)
(18)	Occidental Petroleum Corp.	75.00	03/15	(1,584)
(16)	Occidental Petroleum Corp.	70.00	04/15	(1,040)
(39)	PepsiCo, Inc.	92.50	03/15	(468)
(52)	PepsiCo, Inc.	96.00	03/15	(2,964)
(26)	PepsiCo, Inc.	96.00	04/15	(1,898)

(104)	Pfizer, Inc.	34.00	03/15	(3,120)
(52)	Pfizer, Inc.	31.00	03/15	(156)
(26)	Pfizer, Inc.	30.00	03/15	(52)
(26)	Pfizer, Inc.	29.00	03/15	(26)
(91)	Pfizer, Inc.	33.00	04/15	(2,411)
(18)	QUALCOMM, Inc.	70.00	03/15	(1,152)
(59)	QUALCOMM, Inc.	62.50	03/15	(531)
(26)	QUALCOMM, Inc.	67.50	04/15	(1,456)
(18)	Raytheon Co.	105.00	03/15	(837)
(31)	Raytheon Co.	97.50	03/15	(186)
(21)	Raytheon Co.	95.00	03/15	(105)
(16)	Raytheon Co.	105.00	04/15	(2,128)
(30)	Schlumberger, Ltd.	80.00	03/15	(1,950)
(21)	Schlumberger, Ltd.	70.00	03/15	(116)
(18)	Schlumberger, Ltd.	77.50	04/15	(1,728)
(21)	Starbucks Corp.	90.00	03/15	(798)
(21)	Starbucks Corp.	85.00	03/15	(168)
(21)	Starbucks Corp.	91.00	03/15	(1,554)
(18)	Starbucks Corp.	90.00	04/15	(1,800)
(26)	Starbucks Corp.	87.50	04/15	(1,456)
(26)	The Blackstone Group LP	36.00	03/15	(650)
(60)	The Blackstone Group LP	29.00	03/15	(180)
(26)	The Blackstone Group LP	35.00	03/15	(494)
(26)	The Blackstone Group LP	34.00	03/15	(416)
(26)	The Blackstone Group LP	35.00	04/15	(637)
(39)	The Blackstone Group LP	34.00	04/15	(1,209)
(16)	The Boeing Co.	152.50	03/15	(3,760)
(16)	The Boeing Co.	138.00	03/15	(272)
(13)	The Boeing Co.	145.00	03/15	(1,007)
(11)	The Boeing Co.	140.00	03/15	(330)
(13)	The Boeing Co.	125.00	03/15	(91)
(21)	The Boeing Co.	115.00	03/15	(63)
(16)	The Boeing Co.	135.00	04/15	(896)
(32)	The Chubb Corp.	95.00	03/15	(496)
(35)	The Chubb Corp.	95.00	04/15	(1,872)
(32)	The Home Depot, Inc.	110.00	03/15	(1,824)
(21)	The Home Depot, Inc.	105.00	03/15	(420)
(21)	The Home Depot, Inc.	95.00	03/15	(105)
(27)	The Home Depot, Inc.	105.00	04/15	(1,620)
(17)	The Procter & Gamble Co.	84.00	03/15	(527)
(18)	The Procter & Gamble Co.	87.50	03/15	(4,410)
(15)	The Procter & Gamble Co.	86.00	03/15	(1,860)
(47)	The Procter & Gamble Co.	85.00	03/15	(3,830)
(20)	The Procter & Gamble Co.	85.00	04/15	(2,860)
(16)	The Walt Disney Co.	88.00	03/15	(16)
(13)	The Walt Disney Co.	87.50	03/15	(13)
(13)	The Walt Disney Co.	97.00	03/15	(286)

See Notes to Financial Statements.	5

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

(29)	The Walt Disney Co.	$100.00	04/15	$(1,885)
(16)	The Walt Disney Co.	100.00	04/15	(1,696)
(39)	The Williams Cos., Inc.	40.00	03/15	(234)
(39)	The Williams Cos., Inc.	34.00	03/15	(39)
(26)	The Williams Cos., Inc.	32.00	03/15	(26)
(19)	The Williams Cos., Inc.	45.00	03/15	(627)
(52)	The Williams Cos., Inc.	43.00	04/15	(1,768)
(32)	The Williams Cos., Inc.	40.00	04/15	(560)
(26)	The Williams Cos., Inc.	37.00	04/15	(247)
(16)	Time Warner Cable, Inc.	135.00	03/15	(720)
(26)	Time Warner Cable, Inc.	115.00	03/15	(26)
(16)	Time Warner Cable, Inc.	120.00	04/15	(800)
(36)	TransCanada Corp.	45.00	03/15	(6,300)
(39)	TransCanada Corp.	40.00	03/15	(39)
(13)	United Parcel Service, Inc., Class B	105.00	03/15	(4,420)
(13)	United Parcel Service, Inc., Class B	100.00	03/15	(897)
(13)	United Parcel Service, Inc., Class B	100.00	04/15	(1,833)
(14)	United Parcel Service, Inc., Class B	97.50	04/15	(1,092)
(18)	United Technologies Corp.	110.00	03/15	(243)
(21)	United Technologies Corp.	120.00	03/15	(2,583)
(13)	United Technologies Corp.	117.00	03/15	(897)
(16)	United Technologies Corp.	120.00	04/15	(3,008)
(36)	UnitedHealth Group, Inc.	105.00	03/15	(1,008)
(21)	UnitedHealth Group, Inc.	92.50	03/15	(147)
(18)	UnitedHealth Group, Inc.	100.00	03/15	(315)
(16)	UnitedHealth Group, Inc.	110.00	04/15	(2,240)
(16)	UnitedHealth Group, Inc.	105.00	04/15	(1,632)
(24)	Verizon Communications, Inc.	46.00	03/15	(168)
(26)	Verizon Communications, Inc.	45.00	03/15	(130)
(26)	Verizon Communications, Inc.	47.50	03/15	(494)
(39)	Verizon Communications, Inc.	47.00	04/15	(1,443)

(39)	Verizon Communications, Inc.	46.00	04/15	(936)
(10)	WW Grainger, Inc.	230.00	03/15	(1,350)
(13)	WW Grainger, Inc.	230.00	04/15	(5,330)
(52)	Xilinx, Inc.	35.00	03/15	(52)
(26)	Xilinx, Inc.	34.00	03/15	(26)
(23)	Xilinx, Inc.	38.00	04/15	(449)

Total Put Options Written (Premiums Received $(409,046))	(182,718)

Total Written Options - (0.9)% (Premiums Received $(985,051))	$(906,677)

See Notes to Financial Statements.	6

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN FEBRUARY 28, 2015

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Variable rate security. Rate presented is as of February 28, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,650,746
Gross Unrealized Depreciation	(1,463,326)
Net Unrealized Appreciation	$187,420

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of February 28, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Communications	$1,483,500	$-	$-	$1,483,500
Consumer Discretionary	6,189,238	-	-	6,189,238
Consumer Staples	5,491,307	-	-	5,491,307
Energy	4,684,341	-	-	4,684,341
Financials	8,014,744	-	-	8,014,744
Health Care	9,737,706	-	-	9,737,706
Industrials	8,446,180	-	-	8,446,180
Information Technology	5,631,591	-	-	5,631,591
Materials	1,666,947	-	-	1,666,947
Money Market Fund	-	55,271,659	-	55,271,659
Total Investments At Value	51,345,554	55,271,659	-	106,617,213
Total Assets	$51,345,554	$55,271,659	$-	$106,617,213

Liabilities
Other Financial Instruments**
Written Options	(553,309)	(353,368)	-	(906,677)
Total Liabilities	$(553,309)	$(353,368)	$-	$(906,677)

**	Other Financial Instruments are derivative instruments not included on the Schedule of Investments, such as written options which are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended February 28, 2015.

PORTFOLIO HOLDINGS
% of Net Assets

Common Stock	49.0%
Money Market Fund***	52.8%
Written Options	(0.9)%
Other Assets and Liabilities	(0.9)%
100.0%

***	Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund.

PORTFOLIO HOLDINGS
% of Total Investments

Communications	2.9%
Consumer Discretionary	12.1%
Consumer Staples	10.7%
Energy	9.1%
Financials	15.6%
Health Care	19.0%
Industrials	16.4%
Information Technology	11.0%
Materials	3.2%
100.0%

See Notes to Financial Statements.	7

DIVIDEND PLUS+ INCOME FUND STATEMENT OF ASSETS AND LIABILITIES FEBRUARY 28, 2015

ASSETS
Total investments, at value (Cost $106,508,167)	$106,617,213
Deposits with brokers	718,133
Receivables:
Fund shares sold	43,036
Investment securities sold	693,274
Dividends	155,599
Prepaid expenses	16,923
Total Assets	108,244,178

LIABILITIES
Call options written, at value (Premiums received $576,005)	723,959
Put options written, at value (Premiums received $409,046)	182,718
Payables:
Investment securities purchased	2,441,238
Fund shares redeemed	4,046
Accrued Liabilities:
Investment adviser fees	52,914
Trustees’ fees and expenses	20
Fund services fees	22,127
Other expenses	19,576
Total Liabilities	3,446,598

NET ASSETS	$104,797,580

COMPONENTS OF NET ASSETS
Paid-in capital	$103,793,475
Undistributed net investment income	87,447
Accumulated net realized gain	729,238
Net unrealized appreciation	187,420
NET ASSETS	$104,797,580

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Class	9,624,464
Investor Class	77,648

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Class (based on net assets of $103,949,722)	$10.80
Investor Class (based on net assets of $847,858)	$10.92

See Notes to Financial Statements.	8

DIVIDEND PLUS+ INCOME FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED FEBRUARY 28, 2015

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $103)	$742,305
Total Investment Income	742,305

EXPENSES
Investment adviser fees	358,020
Fund services fees	101,542
Transfer agent fees:
Institutional Class	3,095
Investor Class	1,324
Distribution fees:
Investor Class	1,123
Custodian fees	5,849
Registration fees:
Institutional Class	9,041
Investor Class	7,478
Professional fees	20,681
Trustees' fees and expenses	2,668
Miscellaneous expenses	36,973
Total Expenses	547,794
Fees waived and expenses reimbursed	(74,079)
Net Expenses	473,715

NET INVESTMENT INCOME	268,590

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(447,110)
Written options	1,925,513
Net realized gain	1,478,403
Net change in unrealized appreciation (depreciation) on:
Investments	(363,373)
Written options	58,620
Net change in unrealized appreciation (depreciation)	(304,753)
NET REALIZED AND UNREALIZED GAIN	1,173,650
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,442,240

See Notes to Financial Statements.	9

DIVIDEND PLUS+ INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2015	For the Year Ended August 31, 2014
OPERATIONS
Net investment income	$268,590	$241,615
Net realized gain	1,478,403	6,918,143
Net change in unrealized appreciation (depreciation)	(304,753)	1,156,822
Increase in Net Assets Resulting from Operations	1,442,240	8,316,580

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Class	(240,751)	(190,656)
Net realized gain:
Institutional Class	(6,584,931)	(4,268,681)
Investor Class	(62,418)	(56,071)
Total Distributions to Shareholders	(6,888,100)	(4,515,408)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Class	29,602,936	17,252,323
Investor Class	109,852	235,818
Reinvestment of distributions:
Institutional Class	6,673,026	4,378,523
Investor Class	60,738	54,219
Redemption of shares:
Institutional Class	(10,277,063)	(13,938,237)
Investor Class	(180,457)	(341,391)
Increase in Net Assets from Capital Share Transactions	25,989,032	7,641,255
Increase in Net Assets	20,543,172	11,442,427

NET ASSETS
Beginning of Period	84,254,408	72,811,981
End of Period (Including line (a))	$104,797,580	$84,254,408

SHARE TRANSACTIONS
Sale of shares:
Institutional Class	2,688,480	1,535,182
Investor Class	9,670	20,898
Reinvestment of distributions:
Institutional Class	635,363	407,843
Investor Class	5,736	5,011
Redemption of shares:
Institutional Class	(951,022)	(1,267,543)
Investor Class	(16,390)	(30,588)
Increase in Shares	2,371,837	670,803

(a) Undistributed net investment income	$87,447	$59,608

See Notes to Financial Statements.	10

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended February 28, 2015		For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	September 23, 2010 (a) through August 31, 2011
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning
of Period	$11.49		$10.93	$10.86	$10.26	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.03		0.04	0.06	0.07	0.06
Net realized and unrealized gain	0.08		1.18	0.44	1.00	0.28
Total from Investment Operations	0.11		1.22	0.50	1.07	0.34

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.03)		(0.03)	(0.05)	(0.08)	(0.08)
Net realized gain	(0.77)		(0.63)	(0.38)	(0.39)	—	(c)
Total Distributions to Shareholders	(0.80)		(0.66)	(0.43)	(0.47)	(0.08)
NET ASSET VALUE, End of Period	$10.80		$11.49	$10.93	$10.86	$10.26
TOTAL RETURN	1.14	%(d)	11.62%	4.81%	10.71%	3.42	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of
Period (000's omitted)	$103,950	$83,343		$71,896	$46,352	$25,929
Ratios to Average Net Assets:
Net investment income	0.56	%(e)	0.32%	0.52%	0.66%	0.61	%(e)
Net expenses	0.99	%(e)	0.99%	0.99%	0.99%	0.99	%(e)
Gross expenses (f)	1.13	%(e)	1.17%	1.21%	1.53%	2.45	%(e)
PORTFOLIO TURNOVER RATE(g)	100	%(d)	203%	192%	102%	105	%(d)

(a)				Commencement of operations.
(b)				Calculated based on average shares outstanding during each period.
(c)				Less than $0.01 per share.
(d)				Not annualized.
(e)				Annualized.
(f)				Reflects the expense ratio excluding any waivers and/or reimbursements.
(g)
The transaction volume and portfolio values used in the portfolio turnover rate calculation exclude securities whose maturities or expiration dates at the time of acquisition were one year or less, including cash and equivalents such as money market funds.

See Notes to Financial Statements.	11

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended February 28, 2015	For the Year Ended August 31, 2014		For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	December 2, 2010 (a) through August 31, 2011
INVESTOR CLASS
NET ASSET VALUE, Beginning
of Period	$11.60		$11.00	$10.90	$10.27	$10.19
INVESTMENT OPERATIONS
Net investment income (b)	0.02		0.01	0.03	0.04	0.03
Net realized and unrealized gain	0.07		1.22	0.45	1.00	0.10
Total from Investment Operations	0.09		1.23	0.48	1.04	0.13

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		—	—	(0.02)	(0.05)
Net realized gain	(0.77)		(0.63)	(0.38)	(0.39)	—	(c)
Total Distributions to Shareholders	(0.77)		(0.63)	(0.38)	(0.41)	(0.05)
NET ASSET VALUE, End of Period	$10.92		$11.60	$11.00	$10.90	$10.27
TOTAL RETURN	0.97	%(d)	11.62%	4.58%	10.35%	1.31	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of
Period (000's omitted)	$848	$912		$916	$6,070	$5,135
Ratios to Average Net Assets:
Net investment income	0.32	%(e)	0.07%	0.28%	0.43%	0.38	%(e)
Net expenses	1.24	%(e)	1.24%	1.24%	1.24%	1.24	%(e)
Gross expenses (f)	3.50	%(e)	3.40%	2.21%	2.12%	3.12	%(e)
PORTFOLIO TURNOVER RATE(g)	100	%(d)	203%	192%	102%	105	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.01 per share.
(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.
(g)
The transaction volume and portfolio values used in the portfolio turnover rate calculation exclude securities whose maturities or expiration dates at the time of acquisition were one year or less, including cash and equivalents such as money market funds.

See Notes to Financial Statements.	12

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2015

Note 1. Organization

The Dividend Plus+ Income Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value ("NAV") than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of February 28, 2015, for the Fund’s investments is included at the end of the Fund’s Notes to Schedules of Investments and Call and Put Options Written.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising

13

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2015

reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of February 28, 2015, are disclosed in the Fund’s Schedule of Call and Put Options Written.

Transactions in written options during the period ended February 28, 2015, were as follows:

	Calls		Puts
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Options Outstanding, August 31, 2014	(5,746)	$(425,790)	(4,788)	$(274,366)
Options written	(28,751)	(2,829,471)	(22,154)	(1,558,623)
Options terminated in closing transactions	7,867	816,949	2,628	198,976
Options exercised	5,713	803,715	2,286	143,507
Options expired	14,227	1,058,592	15,626	1,081,460
Options Outstanding, February 28, 2015	(6,690)	$(576,005)	(6,402)	$(409,046)

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid quarterly. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of February 28, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – MAI Capital Management, LLC, formerly known as MAI Wealth Advisors, LLC, (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from

14

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2015

the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Class shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Class.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Effective January 1, 2015, each Independent Trustee’s annual retainer is $50,000 ($66,000 for the Chairman, $56,000 for the Audit Committee Chair).

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fees and/or reimburse expenses through January 1, 2016, to the extent necessary to maintain the total operating expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) at 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the period ended February 28, 2015, fees waived and expenses reimbursed were $74,079.

The Fund may pay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fees waived or expense reimbursement and (2) the resulting expenses do not exceed 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. As of February 28, 2015, the amount of waived fees and reimbursed expenses subject to recapture by the Adviser are as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
August 31, 2012	$144,849	August 31, 2015	$-
August 31, 2013	153,539	August 31, 2016	-
August 31, 2014	153,301	August 31, 2017	-
February 28, 2015	74,079	August 31, 2018	-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended February 28, 2015, were $57,583,241 and $44,960,584, respectively.

Note 6. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended February 28, 2015 for any derivative type that was held during the period is as follows:

Written Options	$(4,388,094)

The Fund’s use of derivatives during the period ended February 28, 2015, was limited to written options.

15

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2015

Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of February 28, 2015:

Location	Equity Contracts
Liability derivatives:
Call options written, at value	$(723,959)
Put options written, at value	(182,718)
Total liability derivatives	$(906,677)

Realized and unrealized gains and losses on derivatives contracts during the period ended February 28, 2015, by the Fund are recorded in the following locations on the Statement of Operations:

Location	Equity Contracts
Net realized gain (loss) on:
Written options	$1,925,513

Net change in unrealized appreciation (depreciation) on:
Written options	$58,620

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at February 28, 2015. These amounts may be collateralized by cash or financial instruments.

	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Liabilities:
Over-the-counter derivatives*	$(906,677)	$906,677	$-	$-

*
Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.

**
The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Note 7. Federal Income Tax

As of August 31, 2014, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$5,927,021
Undistributed Long-Term Gain	207,249
Unrealized Appreciation	315,695
Total	$6,449,965

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences relating to partnerships, wash sales, constructive sales and straddles.

Note 8. Underlying Investment in Other Investment Companies

The Fund currently meets the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund by investing a portion of its assets in the Fidelity Institutional Money Market Fund and holding the shares in a segregated account pledged to the prime broker. The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Fund. As of February 28, 2015, the percentage of net assets invested in the Fidelity Institutional Money Market Fund was 52.8%. The latest financial statements for the Fidelity Institutional Money Market Fund can be found at www.sec.gov.

16

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2015

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

17

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION FEBRUARY 28, 2015

Investment Advisory Agreement Approval

At the September 12, 2014 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf. The Board also discussed the materials with Independent Trustee counsel and, as necessary, with the Trust's administrator, Atlantic Fund Services. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Independent Trustee counsel.

In evaluating the Advisory Agreement for the Fund, the Board reviewed written materials furnished by the Adviser and the administrator, including information regarding the Adviser's personnel, operations and financial condition. In addition, the Board recognized that the evaluation process with respect to the Adviser is an ongoing one and, in this regard, the Board considered information provided at regularly scheduled meetings during the past year, including, among other things, information concerning the Fund’s performance and services provided by the Adviser.

At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grow and whether the advisory fee enables each Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services

Based on written materials received, a presentation from a senior representative of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition and with the Trust’s CCO about the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.

The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is financially stable and that the Adviser’s financial condition will not impair its ability to provide high-quality advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its benchmark. The Board observed that the Fund underperformed the S&P 500 Index, the primary benchmark for the Fund, for the one-year and three-year periods ended July 31, 2014. The Board noted, however, the Adviser’s representation that the S&P 500 Index has recently experienced high performance, making the benchmark a difficult standard by which to compare performance. The Board also considered the Fund’s performance relative to its Lipper peer group, noting that, based on the information provided by Lipper, the Fund outperformed the median of its Lipper peer group for the one-year and three-year periods ended July 31, 2014. Based on the foregoing, the Board determined that the Fund’s performance was reasonable and that the Fund and its shareholders could benefit from the Adviser’s management.

Compensation

The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on “actual” advisory fee rates and actual total expenses of the relevant Lipper peer group of the Fund. The Board noted that the Adviser waived the entire advisory fee with respect to the Fund during the last fiscal year such that the Adviser’s actual advisory fee rate was  the lowest in its Lipper peer group. The Board further noted that the Adviser’s actual total expenses, after waivers and reimbursements, were the second-lowest in its Lipper peer group. In addition, the Board noted the Adviser’s representation that the Fund receives a discount from the Adviser’s standard fee schedule in order to keep the overall expense ratio at a level that the Adviser believes is advantageous to asset growth. The Board noted that the Adviser has contractually agreed to cap the Fund’s total expenses (excluding taxes, leverage interest, acquired fund fees and expenses, dividend or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses) at 1.24% and 0.99% per annum for Investor Class shares and Institutional Class shares, respectively, through January 1, 2016. Based on the foregoing, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.

18

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION FEBRUARY 28, 2015

Cost of Services and Profitability

The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activities. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable in the context of all factors considered.

Economies of Scale

The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund already receives a substantial discount compared to other accounts in the same strategy in order to keep the overall expense ratio lower and that the Adviser would need additional asset growth in order to achieve scale.

Other Benefits

The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2014, through February 28, 2015.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

19

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION FEBRUARY 28, 2015

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	September 1, 2014	February 28, 2015	Period*	Ratio*
Institutional Class
Actual	$1,000.00	$1,011.42	$4.94	0.99%
Hypothetical (5% return before taxes)	$1,000.00	$1,019.89	$4.96	0.99%
Investor Class
Actual	$1,000.00	$1,009.66	$6.18	1.24%
Hypothetical (5% return before taxes)	$1,000.00	$1,018.65	$6.21	1.24%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

20

Dividend Plus+ Income Fund

INVESTMENT ADVISER

MAI Capital Management, LLC
1360 E. Ninth Street, Suite 1100
Cleveland, OH 44114

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

244-SAR-0215

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 2, 2015

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	April 2, 2015